NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Right of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	€ 6,869	€ 8,228
Right-of-use assets, at end of period	2,584	6,869	€ 8,228
GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	11,019	11,991	12,389
Increase	88	416	99
Decrease	(4,441)	(1,763)	(14)
FX rate impact	198	375	(483)
Reclassification	0	0	0
Right-of-use assets, at end of period	6,864	11,019	11,991
GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period		0
Right-of-use assets, at end of period			0
ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(4,150)	(3,763)	(2,380)
Decrease	1,418	1,070	10
FX rate impact	(89)	(106)	125
Reclassification	0	0	0
Increase	(733)	(1,351)	(1,518)
Impairment	(728)
Right-of-use assets, at end of period	(4,280)	(4,150)	(3,763)
Buildings
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	6,511	8,197
Right-of-use assets, at end of period	2,557	6,511	8,197
Buildings | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	9,445	10,846	11,237
Increase	75		92
Decrease	(4,045)	(1,763)	0
FX rate impact	198		(483)
Reclassification
Right-of-use assets, at end of period	5,673	9,445	10,846
Buildings | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period
Right-of-use assets, at end of period
Buildings | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(2,934)	(2,649)	(1,285)
Decrease	1,339	1,070	0
FX rate impact	(89)	(103)	125
Reclassification		0	0
Increase	(706)	(1,252)	(1,489)
Impairment	(728)
Right-of-use assets, at end of period	(3,116)	(2,934)	(2,649)
Plant, equipment and tooling
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	317	0
Right-of-use assets, at end of period	0	317	0
Plant, equipment and tooling | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	1,350	954	954
Increase	0	383	0
Decrease	(396)		0
FX rate impact	0	13	0
Reclassification		0	0
Right-of-use assets, at end of period	954	1,350	954
Plant, equipment and tooling | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period
Right-of-use assets, at end of period
Plant, equipment and tooling | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(1,033)	(954)	(954)
Decrease	79	0	0
FX rate impact	0	(3)	0
Reclassification	0	0	0
Increase		(76)	0
Impairment	0
Right-of-use assets, at end of period	(954)	(1,033)	(954)
Transport equipment
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	41	31
Right-of-use assets, at end of period	27	41	31
Transport equipment | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	106	73	80
Increase	13	33	7
Decrease			(14)
FX rate impact			0
Reclassification		0	0
Right-of-use assets, at end of period	119	106	73
Transport equipment | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period
Right-of-use assets, at end of period
Transport equipment | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(65)	(42)	(23)
Decrease	0	0	10
FX rate impact	0	0	0
Reclassification	0	0	0
Increase	(27)	(23)	(29)
Impairment	0
Right-of-use assets, at end of period	(92)	(65)	(42)
Office equipment and computers
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	0	0
Right-of-use assets, at end of period	0	0	0
Office equipment and computers | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	118	118	118
Increase			0
Decrease			0
FX rate impact			0
Reclassification		0	0
Right-of-use assets, at end of period	118	118	118
Office equipment and computers | GROSS VALUE | First application of IFRS 16
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period
Right-of-use assets, at end of period
Office equipment and computers | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Right-of-use assets, at beginning of period	(118)	(118)	(118)
Decrease	0	0	0
FX rate impact	0	0	0
Reclassification	0	0	0
Increase		0	0
Impairment	0
Right-of-use assets, at end of period	€ (118)	€ (118)	€ (118)